UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY                   12207-1002

(Address of principal executive offices)           (Zip code)

Robert A. Benton

Nine Elk Street, Albany, NY 12207-1002

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Paradigm Funds

Paradigm Value Fund

Paradigm Opportunity Fund

Paradigm Select Fund

For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT

June 30, 2006

Table of Contents

Paradigm Value Fund

Letter to Shareholders

2

Sector Allocation

            3

Performance Information

            3

Schedule of Investments

            4

Statement of Assets and Liabilities

            7

Statement of Operations

            7

Statement of Changes in Net Assets

            8

Financial Highlights

8

Paradigm Opportunity Fund

Letter to Shareholders

9

Sector Allocation

                       10

Performance Information

                       10

Schedule of Investments

                       11

Statement of Assets and Liabilities

                       13

Statement of Operations

                       13

Statement of Changes in Net Assets

                       14

Financial Highlights

           14

Paradigm Select Fund

Letter to Shareholders

           15

Sector Allocation

                       16

Performance Information

                       16

Schedule of Investments

                       17

Statement of Assets and Liabilities

                       20

Statement of Operations

                       20

Statement of Changes in Net Assets

                       21

Financial Highlights

           21

NOTES TO FINANCIAL STATEMENTS

           22

DISCLOSURE OF EXPENSES

           25

OTHER INFORMATION

                       26

2006 Semi-Annual Report  1

Paradigm Value Fund

Letter to Shareholders

We enjoyed a very successful year in 2005. We handily beat our benchmark the Russell 2000 Value Index and registered one of the best performances for "small cap value" funds. The Russell 2000 Value Index was up a modest 4.71%, trailing the broad market and the average of the last decade. Stock selection, our chosen tool, seems to have worked well.

In 2005, the fund generated double-digit returns in nine out of the twelve Russell 2000 Value sectors and outperformed the Russell in nine of those sectors. Other/Multi-Sector was the top contributor to excess return, other sectors contributing to excess return included Other Energy, Producer Durables and Materials & Processing. No one sector was a material detractor from return, though Financial Services was challenging.

Our largest holding, Foster Wheeler, was the largest individual contributor. This engineering and construction company, on the brink of failure just a few years ago, completed a financial restructuring and worked through problem contracts. The firm is now positioned for strong demand for its services in refineries, petrochemical facilities and liquidified natural gas. Other top performers for the year were Frontier Oil, Intergraph Corp. and Blair Corp.

But that's all in the past. The New Year is looking challenging. While the economy is continuing to expand, valuations are high and rising interest rates are threatening to reduce equity valuations.

That sounds a lot like what we said last year and in fact we were right. Returns in the domestic equity markets were generally lackluster and we do not expect the New Year to be much different.

Your team at Paradigm Funds Advisor does not change its methods or goals due to market outlooks. We endeavor to use our skills in stock selection to add value over the long term. We are having to work harder to find great values and we are being more cautious in evaluating the financial strength and earnings power of the stocks which we select.

We continue to focus our analysis on the strength of the company's business franchise, the ability of the management team, the near-term prospects for improving returns and relative valuation. We believe that this simple strategy will reward our investors over the long term.

Thank you for your continued confidence.

Sincerely,

John B. Walthausen, CFA

2006 Semi-Annual Report 2

Paradigm Value Fund

PARADIGM VALUE FUND

Sector Allocation (Unaudited)

(As a Percentage of Common Stock Held)

PERFORMANCE INFORMATION  (Unaudited)

Average  Annual Rate of Return (%) for The Periods Ended June 30, 2006

(Fund Inception January 1, 2003)

June 30, 2006 NAV $45.57

Since

     1 Year(A)

      3 Year(A)

          Inception (A)

Paradigm Value Fund

     18.42%

      29.86%

            32.83%

S&P 600 Index(B)

     13.93%

      20.45%

            21.46%

Russell 2000 Value Index(C)

     14.61%

      21.01%

            23.11%

(A)1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B)The S&P 600 index is a small capitalization benchmark index made up of 600 domestic stocks chosen for market size, liquidity and industry group representation whose composition is different from the Fund.  For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

(C)The Russell 2000® Value Index is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks whose composition is different from the Fund.  For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED.  TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732.

2006 Semi-Annual Report  3

Paradigm Value Fund

		Schedule of Investments
		June 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Agricultural Chemicals
13,000	LESCO Inc. *	$ 202,020	0.49%

Air Transportation, Scheduled
64,100	Frontier Airlines Holdings, Inc. *	462,161	1.12%

Air-Cond & Warm Air Heating Equipment
1,600	Mestek Inc. *	26,560	0.06%

Aircraft Engines & Engine Parts
3,500	Sequa Corp. * Class A	285,250	0.69%

Aircraft Parts & Auxiliary Equipment
20,000	CPI Aerostructures Inc. *	144,000	0.35%

Asphalt Paving & Roofing Materials
26,100	ElkCorp.	724,797	1.75%

Ball & Roller Bearings
35,000	NN Inc.	432,250	1.04%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
23,500	Corn Products International Inc.	719,100	1.74%

Commercial Printing
10,000	Banta Corp.	463,300
19,000	Cadmus Communications Corp.	332,120
		795,420	1.92%

Communications Services
42,500	LodgeNet Entertainment Corp. *	792,625	1.91%

Computer Communications Equipment
10,200	Black Box Corp.	390,966	0.94%

Construction - Special Trade Contractors
14,800	Layne Christensen Co. *	419,580	1.01%

Crude Petroleum & Natural Gas
10,300	Denbury Resources Inc. *	326,201
40,000	Natural Gas Systems Inc. *	116,000
6,100	Whiting Petroleum Corp. *	255,407
		697,608	1.69%

Deep Sea Foreign Transportation of Freight
7,600	Seacor Holdings Inc. *	623,960	1.51%

Electric Services
185,000	Aquila Inc. *	778,850
6,100	Cleco Corp.	141,825
		920,675	2.22%

Electrical Industrial Apparatus
23,500	Woodward Governor Co.	716,985	1.73%

Electronic Components & Accessories
38,000	AVX Corp.	600,020	1.45%

Electronic Components, NEC
46,350	Spectrum Control Inc. *	428,738	1.04%

Fire, Marine & Casualty Insurance
44,000	21st Century Insurance Group	633,600	1.53%

Food and Kindred Products
18,500	Flowers Foods Inc.	529,840	1.28%

Games, Toys & Children's Vehicles (No Dolls & Bicycles)
28,500	JAKKS Pacific Inc. *	572,565	1.38%

Glass Products
31,700	Apogee Enterprises Inc.	465,990	1.13%

Greeting Cards
19,935	CSS Industries Inc.	573,131	1.38%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  4

Paradigm Value Fund

		Schedule of Investments
		June 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Heavy Construction Other Than Bldg Const - Contractors
37,200	Foster Wheeler Ltd. *	1,607,040	3.88%

Household Furniture
57,500	Tempur Pedic International Inc. *	776,825	1.88%

Industrial Instruments For Measurement, Display and Control
11,300	K-Tron International Inc. *	576,300	1.39%

Industrial Trucks, Tractors, Trailers & Stackers
17,400	Cascade Corp.	688,170	1.66%

Insurance Carriers
24,400	Pre-Paid Legal Services Inc.	841,800	2.03%

Life Insurance
2,400	National Western Life Insurance Co. *	575,160	1.39%

Magnetic & Optical Recording Media
13,300	Imation Corp.	545,965	1.32%

Measuring & Controlling Devices
23,900	Measurement Specialties Inc. *	532,253	1.29%

Miscellaneous Chemical Products
14,100	WD-40 Co.	473,337	1.14%

Miscellaneous Electrical Machinery, Equipment & Supplies
13,900	United Industrial Corp. +	628,975	1.52%

Miscellaneous Industrial & Commercial Machinery & Equipment
26,200	Curtiss-Wright Corp.	809,056	1.95%

Mobile Homes
5,000	Cavco Industries Inc. *	222,200	0.54%

Motor Vehicle Parts & Accessories
27,900	Drew Industries Inc. *	903,960	2.18%

Nonferrous Foundries
19,000	Superior Essex Inc. *	568,670	1.37%

Office Furniture
37,000	MITY Enterprises Inc. *	667,850	1.61%

Petroleum Refining
25,400	Frontier Oil Corp.	822,960
7,000	Suncor Energy Inc.	567,070
		1,390,030	3.36%

Plastic Materials, Synth Resins & Non-vulcan Elastomers
20,300	Rogers Corp. *	1,143,702	2.76%

Public Building & Related Furniture
33,559	Virco Manufacturing Corp. *	167,795	0.41%

Railroads, Line-Haul Operating
15,900	Kansas City Southern * +	440,430	1.06%

Real Estate Dealers (For Their Own Account)
4,200	Texas Pacific Land Trust	624,750	1.51%

Refrigeration & Service Industry Machinery
23,300	Standex International Corp.	707,155	1.71%

Retail - Catalog & Mail-Order Houses
12,656	Blair Corp. +	376,516	0.91%

Retail - Grocery Stores
1,355	Arden Group Inc.	153,345	0.37%

Semiconductors & Related Devices
115,000	Leadis Technology Inc. *	634,800
122,000	White Electronic Designs Corp. *	619,760
		1,254,560	3.03%

+ Securities partially pledged as collateral on securities sold short.

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  5

Paradigm Value Fund

	Schedule of Investments
	June 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Services - Automotive Repair, Service & Parking
18,800	Monro Muffler Brake Inc.	612,128	1.48%

Services - Business Services
28,100	CBIZ Inc. *	208,221	0.50%

Services - Computer Integrated Systems Design
24,000	Intergraph Corp. *	755,760	1.83%

Services - Educational Services
61,200	Nobel Learning Communities Inc. *	621,792	1.51%

Services - Equipment Rental & Leasing
34,500	Rent-A-Center Inc. *	857,670
41,000	Interpool Inc.	911,020
		1,768,690	4.28%

Services - Hospitals
44,400	Rehabcare Group Inc. *	771,672	1.87%

Services - Offices & Clinics of Doctors of Medicine
30,000	Prospect Medical Holdings Inc. *	165,000	0.40%

Services - Prepackaged Software
160,000	Quovadx Inc. *	412,800	1.00%

Sporting & Athletic Goods
80,600	Escalade Inc.	1,047,800	2.53%

Surgical & Medical Instruments & Apparatus
32,600	Cantel Medical Corp. *	464,224	1.12%

Telephone Communications
23,500	D&E Communications Inc.	254,740
14,400	Leap Wireless International Inc. *	683,280
		938,020	2.27%

Water, Sewer, Pipeline, Comm & Power Line Construction
13,500	Preformed Line Products Co.	511,650	1.24%

Wholesale - Groceries & Related Products
29,000	Nash Finch Co.	617,410	1.49%

Wholesale - Machinery, Equipment & Supplies
3,500	Kaman Corp.	63,700	0.15%

Wholesale - Medical, Dental & Hospital Equipment & Supplies
24,500	Owens & Minor Inc.	700,700	1.69%

Wood Household Furniture
15,000	Ethan Allen Interiors Inc.	548,250	1.32%

Total for Common Stock (Cost $32,860,008)		$ 39,041,502	94.31%

Cash Equivalents
1,263,964	SEI Daily Income Treasury Government CL B 4.37% **	1,263,964	3.06%
	(Cost $1,263,964)

Total Investment Securities		40,305,466	97.37%
	(Cost $34,123,972)

Other Assets In Excess of Liabilities		1,089,903	2.63%

Net Assets		$ 41,395,369	100.00%

Securities Sold Short
Common Stock
15,000	American Vanguard Corp.	$ 232,200	0.56%

	Total Securities Sold Short (Proceeds - $272,647)	$ 232,200

+ Securities partially pledged as collateral on securities sold short.

*Non-Income Producing Securities.

**Variable Rate Security; The Yield Rate shown

represents the rate at June 30, 2006.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  6

Paradigm Value Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2006

Assets:
Investment Securities at Market Value	$ 40,305,466
(Cost - $34,123,972)
Cash	30,069
Deposit with Brokers for Securities Sold Short	210,869
Dividend Receivable	12,383
Interest Receivable	8,964
Receivable for Fund Shares Sold	754,762
Receivable for Securities Sold	544,687
Total Assets	41,867,200
Liabilities:
Securities Sold Short, at Market Value (Proceeds - $ 272,647)	232,200
Payable to Advisor	65,444
Payable for Fund Shares Sold	1,139
Payable for Securities Purchased	173,048
Total Liabilities	471,831
Net Assets	$ 41,395,369
Net Assets Consist of:
Paid In Capital	$ 34,411,366
Accumulated Net Investment Income (Loss)	(183,540)
Accumulated Undistributed Realized Gain on Investments - Net	945,602
Unrealized Appreciation in Value
of Investments Based on Cost - Net	6,221,941
Net Assets, for 908,389 Shares Outstanding	$ 41,395,369
(Unlimited shares authorized, without par value)
Net Asset Value and Offering Price (Note 2) *
Per Share ($41,395,369/908,389 shares)	$ 45.57

Statement of Operations (Unaudited)
For the six months ended June 30, 2006

Investment Income:
Dividends	$ 121,598
Interest	44,462
Total Investment Income	166,060
Expenses:
Investment Advisor Fees	342,761
Interest Expense	6,839
Total Expenses	349,600

Net Investment Loss	(183,540)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	962,394
Net Realized Gain on Short Positions	38,763
Net Change in Unrealized Appreciation on Investments	415,400
Net Change in Unrealized Appreciation on Short Positions	3,823
Net Realized and Unrealized Gain on Investments	1,420,380

Net Increase in Net Assets from Operations	$ 1,236,840

* Redemption price varies on length of time held (Note 2).

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  7

Paradigm Value Fund

Statements of Changes in Net Assets
	(Unaudited)
	1/1/2006		1/1/2005
	to		to
	6/30/2006		12/31/2005
From Operations:
Net Investment Loss	$ (183,540)		$ (198,525)
Net Realized Gain on Investments	1,001,157		1,208,085
Change in Net Unrealized Appreciation	419,223		2,649,198
Increase in Net Assets from Operations	1,236,840		3,658,758
From Distributions to Shareholders:
Net Investment Income	0		0
Net Realized Gain from Security Transactions	0		(1,056,140)
Total Distributions to Shareholders	0		(1,056,140)
From Capital Share Transactions:
Proceeds From Sale of Shares	18,824,794		9,866,980
Proceeds from Redemption Fees (Note 2)	62		0
Shares Issued on Reinvestment of Dividends	0		1,025,297
Cost of Shares Redeemed	(2,668,217)		(4,021,340)
Net Increase from Shareholder Activity	16,156,639		6,870,937

Net Increase in Net Assets	17,393,479		9,473,555

Net Assets at Beginning of Period	24,001,890		14,528,335
Net Assets at End of Period (Including Accumulated Net Investment
Income (Loss) of ($183,540) and $0, respectively)	$41,395,369		$24,001,890
Share Transactions:
Issued	408,572		245,658
Reinvested	0		23,823
Redeemed	(59,671)		(97,330)
Net Increase in Shares	348,901		172,151
Shares Outstanding Beginning of Period	559,488		387,337
Shares Outstanding End of Period	908,389		559,488

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2006		1/1/2005	1/1/2004	1/1/2003 *
	to		to	to	to
	6/30/2006		12/31/2005	12/31/2004	12/31/2003

Net Asset Value - Beginning of Period	$ 42.90		$ 37.51	$ 28.83	$ 20.00
Net Investment Loss ***	(0.24)		(0.40)	(0.44)	(0.33)
Net Gains on Securities (realized and unrealized)	2.91		7.75	9.69	12.52
Total from Investment Operations	2.67		7.35	9.25	12.19

Distributions (From Net Investment Income)	0.00		0.00	0.00	0.00
Distributions (From Capital Gains)	0.00		(1.96)	(0.57)	(3.36)
Total Distributions	0.00		(1.96)	(0.57)	(3.36)
Proceeds from Redemption Fee (Note 2)	0.00	(a)	0.00	0.00	0.00

Net Asset Value - End of Period	$ 45.57		$ 42.90	$ 37.51	$ 28.83
Total Return ****	6.22%		19.61%	32.09%	60.89%

Ratios/Supplemental Data
Net Assets - End of Period	$41,395,369		$24,001,890	$14,528,335	$ 4,212,913

Ratio of Expenses to Average Net Assets,
Excluding Dividends on Securities Sold Short
and Interest Expense to Average Net Assets	2.00%	**	2.00%	1.99%	2.00%
Ratio of Dividend Expense on Securities Sold Short
and Interest Expense to Average Net Assets	0.03%	**	0.06%	0.04%	0.00%
Ratio of Expenses to Average Net Assets	2.03%	**	2.06%	2.03%	2.00%
Ratio of Net Investment Loss to Average Net Assets	-1.07%	**	-0.98%	-1.34%	-1.28%

Portfolio Turnover Rate	30.99%		67.39%	91.66%	138.81%

* Commencement of operations.  **Annualized.  ***Per share amount calculated using the average shares method.  ****Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

(a) Amount rounds to less than $0.01 per share.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  8

Paradigm Opportunity Fund

Letter to Shareholders

The Paradigm Opportunity Fund (the "Fund") declined 2.72% for the first 6 months of 2006 compared to a return of 10.44% for its small cap benchmark, the Russell 2000 Value Index ("R2000V").

The stock market was volatile in the first half of 2006, particularly in the small cap arena.  Small caps surged out of the gate with the R2000V up 8.27% in January and 13.51% in the first quarter.  Strong economic and corporate profit growth drove the cyclical Information Technology and Industrial sectors.  Energy and Materials stocks benefited from oil and commodity prices reaching multi-decade highs in some cases.  After advancing 16.68% through May 5th and achieving an all-time high, the R2000V corrected 11.20% to its June 14th low.  Investor concerns over higher interest rates, inflationary pressures, and slowing economic growth dominated the headlines.  Markets treaded water until the Federal Reserve raised rates another 25bps to 5.25% on June 29.  Investors interpreted the Fed's policy statement as less hawkish compared to recent public comments from a number of officials, which set off a buying spree aided by the Russell rebalance that drove the R2000V up 5.02% over the last 2 days of the quarter.

The Fund's under performance relative to the R2000V was partially attributable to its large cash position in the first quarter during which the index returned 13.51%.  The Fund invested the excess cash over the first quarter and was fully invested by April.  Performance was also negatively impacted by the Fund's decision to overweight the Health Care and Information Technology sectors.  These two sectors were a combined 50% of assets in the second quarter.  The Health Care and Information Technology sectors were two of the weakest performing sectors in the benchmark in the second quarter with declines of 4.72% and 10.46%, respectively.

Top performing stocks in the first half of the year included Sciele Pharma, Bio-Reference Labs, and MRO Software.  Bio-Reference Labs has a strong presence in the New York metro region and a rapidly growing national franchise.  After a year of reimbursement challenges and investments for long-term growth, the company was poised to expand operating margins and accelerate earnings growth in 2006.  Strong first and second quarter financial results validated our investment thesis and propelled the stock up 32%, at which point the Fund locked in its gains with the achievement of our price target.

Turning our attention to the balance of 2006 and beyond, interest rates, inflation, economic growth, and profit growth will remain center stage.  In addition, debate on whether the small cap out performance cycle has run its course is becoming increasingly prevalent.  The upcoming second quarter earnings season will be closely watched for slowing profit growth and all eyes will be on the Federal Reserve for direction on interest rates and inflation.  Until a clear trend emerges, stocks will likely remain volatile over the short-term.  Given this backdrop, the Fund continues to focus on identifying quality companies offering attractive valuations, margin expansion potential, and sustainable earnings growth.

Sincerely,

Jason V. Ronovech, CFA

2006 Semi-Annual Report  9

Paradigm Opportunity Fund

PARADIGM  OPPORTUNITY FUND

Sector Allocation (Unaudited)

(As a Percentage of Common Stock Held)

PERFORMANCE INFORMATION  (Unaudited)

Average  Annual Rate of Return (%) for The Periods Ended June 30, 2006

(Fund Inception January 1, 2005)

June 30, 2006 NAV $20.75

       Since

                                                               1 Year(A)

    Inception (A)

Paradigm Opportunity Fund

                            3.64%

                    3.15%

Russell 2000 Value Index(B)

                          14.61%

                  10.20%

Russell 2000 Index(C)

              14.58%

        8.60%

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B)The Russell 2000® Value Index is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks whose composition is different from the Fund.  For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

(C)The Russell 2000® Index consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested  Given the Paradigm Opportunity Fund’s stock selection and sector allocation strategies the Russell 2000® Index is more representative than the Russell 2000® Value Index and therefore has been added.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED.  TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732.

2006 Semi-Annual Report  10

Paradigm Opportunity Fund

		Schedule of Investments
		June 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Communications Services
2,000	Hughes Communications, Inc. *	$ 70,000	2.19%

Crude Petroleum & Natural Gas
1,600	Unit Corp. *	91,024	2.84%

Electromedical & Electrotherapeutic Apparatus
4,600	Syneron Medical Ltd. *	96,048	3.00%

Industrial Inorganic Chemicals
1,400	Mineral Technologies Inc.	72,800	2.27%

Investment Management Company
5,600	MCG Capital Corporation	89,040	2.78%

Laboratory Analytical Instruments
6,300	PerkinElmer Inc.	131,670	4.11%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
2,600	Amcol International Corp.	68,510	2.14%

Miscellaneous Food Preparation & Kindred Products
2,100	Green Mountain Coffee Roasters Inc. *	84,357	2.63%

National Commercial Banks
2,400	First Midwest Bancorp Inc.	88,992	2.78%

Oil & Gas Field Machinery & Equipment
1,200	Hydril Co. *	94,224	2.94%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
1,600	Mentor Corp.	69,600
3,700	Respironics Inc. *	126,614
		196,214	6.13%

Perfumes, Cosmetics & Other Toilet Preparations
6,600	Parlux Fragrances Inc. *	63,954	2.00%

Pharmaceutical Preparations
5,300	K V Pharmaceutical Co. *	98,898
5,300	Sciele Pharma Inc. *	122,907
		221,805	6.93%

Printing Trades Machinery & Equipment
8,000	Presstek Inc. *	74,480	2.33%

Radio & TV Broadcasting & Communications Equipment
6,000	Radyne Corp. *	68,280
5,200	ViaSat Inc. *	133,536
		201,816	6.30%

Real Estate Investment Trusts
9,600	Highland Hospitality Corp.	135,168	4.22%

Retail - Apparel & Accessory Stores
4,400	Pacific Sunwear of California Inc. *	78,892	2.46%

Retail - Miscellaneous Shopping
4,500	Big 5 Sporting Goods Corp.	87,750	2.74%

Retail - Reatail Stores
4,000	Petsmart Inc.	102,400	3.20%

Search, Detection, Navagation, Guidance, Aeronautical Systems
2,051	DRS Technologies Inc.	99,986
2,900	FLIR Systems Inc. *	66,410
		166,396	5.21%

Services - Commercial Physical & Biological Research
4,400	PRA International *	97,988	3.06%

Services - Medical Laboratories
1,800	Bio-Reference Laboratories Inc. *	39,168	1.22%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  11

Paradigm Opportunity Fund

	Schedule of Investments
	June 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Services - Motion Picture Theaters
3,200	Regal Entertainment Group	65,024	2.03%

Service - Prepackaged Software
11,600	Epicor Software Corp. *	122,148
4,400	MRO Software Inc. *	88,308
10,000	Parametric Technology Corp. *	127,100
		337,556	10.54%

Surgical & Medical Instruments & Apparatus
6,900	Cardiac Science Corporation *	54,441
3,400	Orthofix International NV * **	129,574
		184,015	5.75%

Trucking (No Local)
5,000	JB Hunt Transport Services Inc.	124,550	3.89%

Total for Common Stock (Cost $3,080,006)		$ 3,063,841	95.69%

Cash Equivalents
43,552	SEI Daily Income Treasury Government CL B 4.37% ***	43,552	1.36%
	(Cost $43,552)

Total Investment Securities		3,107,393	97.05%
	(Cost $3,123,558)

Other Assets in Excess of Liabilities		94,425	2.95%

Net Assets		$ 3,201,818	100.00%

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

***Variable Rate Security; The Yield Rate shown represents

the rate at June 30, 2006.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  12

Paradigm Opportunity Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2006

Assets:
Investment Securities at Market Value	$ 3,107,393
(Cost - $ $3,123,558)
Receivable from Advisor	1,263
Receivable for Securities Sold	91,558
Dividend Receivable	5,916
Interest Receivable	874
Total Assets	3,207,004
Liabilities:
Payable to Advisor	5,186
Total Liabilities	5,186
Net Assets	$ 3,201,818
Net Assets Consist of:
Paid In Capital	$ 3,173,672
Accumulated Net Investment Loss	(2,845)
Accumulated Realized Gain on Investments - Net	47,156
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Cost - Net	(16,165)
Net Assets, for 154,271 Shares Outstanding	$ 3,201,818
(Unlimited shares authorized, without par value)
Net Asset Value and Offering Price (Note 2) *
Per Share ($3,201,818/154,271 shares)	$ 20.75

Statement of Operations (Unaudited)
For the six months ended June 30, 2006

Investment Income:
Dividends	$ 12,870
Interest	9,239
Total Investment Income	22,109
Expenses:
Investment Advisor Fees	33,367
Total Expenses	33,367
Less: Expenses Waived	(8,342)
Net Expenses	25,025

Net Investment Loss	(2,916)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	47,141
Net Change in Unrealized Depreciation on Investments	(132,462)
Net Realized and Unrealized Loss on Investments	(85,321)

Net Decrease in Net Assets from Operations	$ (88,237)

* Redemption price varies on length of time held (Note 2).

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  13

Paradigm Opportunity Fund

Statement of Changes in Net Assets
	(Unaudited)
	1/1/2006		1/1/2005*
	to		to
	6/30/2006		12/31/2005
From Operations:
Net Investment Income (Loss)	$ (2,916)		$ 3,609
Net Realized Gain on Investments	47,141		27,181
Net Change in Net Unrealized Appreciation	(132,462)		116,297
Increase in Net Assets from Operations	(88,237)		147,087
From Distributions to Shareholders:
Net Investment Income	0		(3,538)
Net Realized Gain from Security Transactions	0		(27,166)
Change in Net Assets from Distributions	0		(30,704)
From Capital Share Transactions:
Proceeds From Sale of Shares	6,424		3,147,652
Proceeds From Redemption Fees (Note 2)	0		0
Shares Issued on Reinvestment of Dividends	0		30,704
Cost of Shares Redeemed	(4,927)		(6,181)
Net Increase from Shareholder Activity	1,497		3,172,175

Net Increase/Decrease in Net Assets	(86,740)		3,288,558

Net Assets at Beginning of Period	3,288,558		0
Net Assets at End of Period (Including Accumulated Net Investment
Income (Loss) of ($2,845) and $71, respectively)	$ 3,201,818		$ 3,288,558
Share Transactions:
Issued	292		153,082
Reinvested	0		1,435
Redeemed	(220)		(318)
Net Increase in Shares	72		154,199
Shares Outstanding Beginning of Period	154,199		-
Shares Outstanding End of Period	154,271		154,199

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2006		1/1/2005*
	to		to
	6/30/2006		12/31/2005

Net Asset Value - Beginning of Period	$ 21.33		$ 20.00
Net Investment Income (Loss) ***	(0.02)		0.04
Net Gains (Loss) on Securities (realized and unrealized)	(0.56)		1.49
Total from Investment Operations	(0.58)		1.53

Distributions (From Net Investment Income)	0.00		(0.02)
Distributions (From Capital Gains)	0.00		(0.18)
Total Distributions	0.00		(0.20)
Proceeds from Redemption Fee (Note 2)	0.00		0.00

Net Asset Value - End of Period	$ 20.75		$ 21.33
Total Return ****	(2.72)%		7.65%

Ratios/Supplemental Data
Net Assets - End of Period	$ 3,201,818		$ 3,288,558

Before Reimbursement
Ratio of Expenses to Average Net Assets	2.00%	**	2.00%
Ratio of Net Investment Loss to Average Net Assets	-0.67%	**	-0.11%
After Reimbursement
Ratio of Expenses to Average Net Assets *****	1.50%	**	1.69%
Ratio of Net Investment Income to Average Net Assets *****	-0.17%	**	0.21%

Portfolio Turnover Rate	52.87%		129.06%

* Commencement of operations.    ** Annualized.

*** Per share amount calculated using the average shares method.

**** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

***** Such percentages reflect an expense waiver.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  14

Paradigm Select Fund

Letter to Shareholders

As we had expected, 2006 has its challenges. We had expected the markets to worry that the economic expansion is aging, energy and other commodity costs are up and the Federal Reserve is moving interest rates up. None of these factors are good for equity markets. Even so the stock market was strong in the first quarter, but then the issues that worried us started to emerge and the small cap indexes pulled back. Value stocks have again done better than growth, and our Fund with a gain of 8.51% beat the Russell 2000 index benchmark which returned 8.21%.

We continued to concentrate on companies with what we believe to be good and improving returns on capital, strong balance sheets, ample free cash flow and moderate valuation. And there were several instances which showed this strategy to our advantage. Two of our holdings (Aviall and Stewart & Stevenson) were acquired by other companies. In both cases we thought that the value of the companies was being substantially improved by management actions and in fact, we were doing well with the stocks even before strategic buyers stepped in with takeover offers. In other instances we benefited when well conceived investments began to bear fruit in favorable earnings and stock price moves. For example, Commercial Metals' management has built a different type of steel company.  By aggressive investment in recycling, scrap, fabrication and trading, they are leveraging the sizable investment in steel making, gaining useful information about the market and producing a more stable flow of earnings than their peers.  Another example is Denbury Resources which has paired its investment in aged oil fields with the ownership of a major natural reserve of carbon dioxide gas to help extract remaining oil reserves from those old fields.

Looking forward, July has started out on a down note amid worries of higher rates, inflation and a slowing growth pattern. We will continue to focus on stock selection, endeavoring to pick the most promising of the stocks which meet our criteria.

Your team at Paradigm Funds Advisor LLC does not change its methods or goals due to market outlooks. We endeavor to use our skills in stock selection to add value over the long term. We are having to work harder to find great values and we are being more cautious in evaluating the financial strength and earnings power of the stocks which we select.

We continue to focus our analysis on the strength of the company's business franchise, the ability of the management team, the near-term prospects for improving returns and relative valuation. We believe that this simple strategy will reward our investors over the long term.

Thank you for your continued confidence.

Sincerely,

John B. Walthausen, CFA

2006 Semi-Annual Report  15

Paradigm Select Fund

PARADIGM  SELECT FUND

Sector Allocation (Unaudited)

(As a Percentage of Common Stock Held)

PERFORMANCE INFORMATION  (Unaudited)

Average  Annual Rate of Return (%) for The Periods Ended June 30, 2006

(Fund Inception January 1, 2005)

June 30, 2006 NAV $24.23

  Since

                  1 Year(A)

                       Inception(A)

Paradigm Select Fund

                              15.03%

                         14.04%

Russell 2000 Index(B)

                  14.58%

               8.60%

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B)The Russell 2000® Index consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED.  TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732.

2006 Semi-Annual Report  16

Paradigm Select Fund

		Schedule of Investments
		June 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Agricultural Production - Crops
2,800	Chiquita Brands International Inc.	$ 38,584	1.24%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
1,200	John H. Harland Company	52,200	1.67%

Books: Publishing or Publishing & Printing
1,600	Scholastic Corp. *	41,552	1.33%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
1,100	Lancaster Colony Corp.	43,417	1.39%

Cement, Hydraulic
1,100	Eagle Materials Inc.	52,250	1.67%

Communications Equipment
2,200	Checkpoint Systems Inc. *	48,862	1.57%

Computer Storage Devices
2,700	Overland Storage Inc. *	18,090	0.58%

Crude Petroleum & Natural Gas
1,300	Denbury Resources Inc. *	41,171
600	Swift Energy Co. *	25,758
		66,929	2.14%

Drilling Oil & Gas Wells
2,600	Parker Drilling Co. *	18,668	0.60%

Electric & Other Services Combined
3,000	CMS Energy Corp. *	38,820
1,900	Pepco Holdings Inc.	44,802
		83,622	2.68%

Electric Services
2,200	Duquesne Light Holdings Inc.	36,168
6,200	Dynegy Inc. *	33,914
		70,082	2.25%

Electrical Industrial Apparatus
1,800	Woodward Governor Co.	54,918	1.76%

Electronic Components & Accessories
2,900	AVX Corp.	45,791	1.47%

Fabricated Rubber Products
700	Carlisle Companies Inc.	55,510
1,000	West Pharmaceutical Services, Inc.	36,280
		91,790	2.94%

Fire, Marine & Casualty Insurance
200	Alleghany Inc. *	55,272
1,400	HCC Insurance Holdings Inc.	41,216
		96,488	3.09%

Food & Kindred Products
1,650	Flowers Foods Inc.	47,256	1.51%

Heavy Construction
600	Jacobs Engineering Group Inc. *	47,784	1.53%

Hospital & Medical Service Plans
900	Humana Inc. *	48,330	1.55%

Household Furniture
3,300	Tempur Pedic International Inc. *	44,583	1.43%

Magnetic & Optical Recording Media
1,000	Imation Corp.	41,050	1.32%

Meat Packing Plants
1,400	Hormel Foods Corp.	51,996	1.67%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  17

Paradigm Select Fund

		Schedule of Investments
		June 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Miscellaneous Electrical Machinery, Equipment, & Supplies
1,100	United Industrial Corp.	49,775	1.59%

Miscellaneous Industrial & Commercial Machinery & Equipment
1,200	Curtiss-Wright Corp.	37,056	1.19%

Motor Vehicles Parts & Accessories
1,500	CLARCOR Inc.	44,685	1.43%

Natural Gas Distribution
1,500	Atmos Energy Corp.	41,865	1.34%

Newspapers: Publishing or Publishing & Printing
3,900	Journal Communications, Inc.	43,836
1,100	Media General, Inc.	46,079
		89,915	2.88%

Office Furniture
700	HNI Corp.	31,745	1.02%

Paper Mills
1,700	Bowater Inc.	38,675	1.24%

Petroleum Refining
200	Suncor Energy Inc.	16,202
700	Tesoro Corp.	52,052
		68,254	2.19%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
1,100	Rogers Corp. *	61,974	1.99%

Plastics Products
900	AptarGroup Inc.	44,649	1.43%

Prefabricated Metal Buildings & Components
1,000	NCI Building Systems Inc. *	53,170	1.70%

Radiotelephone Communications
1,200	Telephone & Data Systems Inc.	46,680	1.50%

Railroad Equipment
1,000	Wabtec Corporation	37,400	1.20%

Railroad, Line-Haul Operating
1,600	Kansas City Southern *	44,320	1.42%

Retail - Catalog & Mail-Order Houses
900	CDW Corp.	49,185	1.58%

Retail - Department Stores
1,700	Dillard's Inc.	54,145	1.73%

Retail - Radio, TV & Consumer Electronics Stores
2,100	RadioShack Corp.	29,400	0.94%

Retail - Shoe Stores
1,100	Payless Shoesource Inc. *	29,887	0.96%

Security Brokers, Dealers & Flotation Companies
1,200	Calamos Asset Management Inc.	34,788	1.11%

Semiconductors & Related Devices
1,500	Cabot Microelectronics Corp. *	45,465
1,400	MEMC Electronic Materials Inc. *	52,500
		97,965	3.14%

Services - Advertising Agencies
2,000	Catalina Marketing Corp.	56,920	1.82%

Services - Business Services
1,800	Moneygram International Inc.	61,110
5,500	Premiere Global Services Inc.*	41,525
		102,635	3.29%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  18

Paradigm Select Fund

	Schedule of Investments
	June 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Services - Computer Integrated Systems Design
3,300	Convergys Corp. *	64,350
1,500	Intergraph Corp. *	47,235
1,700	Reynolds & Reynolds Co.	52,139
4,500	Tyler Technologies Inc. *	50,400
		214,124	6.85%

Services - Hospitals
1,300	Magellan Health Services Inc. *	58,903	1.89%

Services - Management Consulting Services
1,600	Watson Wyatt Worldwide Inc.	56,224	1.80%

Services - Misc Health & Allied Services
2,400	AMN Healthcare Services Inc. *	48,720	1.56%

Services - Offices & Clinics of Doctors of Medicine
1,900	AmSurg Corp. *	43,225	1.38%

Services - Personal Services
1,500	Jackson Hewitt Tax Service Inc.	47,025	1.51%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
1,300	Church & Dwight Co., Inc.	47,346	1.52%

Special Industry Machinery
1,200	Varian Semiconductor Equipment Associates Inc. *	39,132	1.25%

Steel Works, Blast Furnaces & Rolling Mills
2,400	Commercial Metals Co.	61,680	1.98%

Sugar & Confectionery Products
1,636	Tootsie Roll Industries Inc.	47,657	1.53%

Telephone Communications
1,200	Centurytel Inc.	44,580
800	Leap Wireless International Inc. *	37,960
		82,540	2.64%

Wholesale - Electronic Parts & Equipment
1,800	Avnet Inc. *	36,036	1.15%

Wholesale - Machinery, Equipment & Supplies
1,200	Aviall Inc. *	57,024	1.83%

Total for Common Stock (Cost $2,753,655)		$ 3,088,966	98.97%

Cash Equivalents
33,740	SEI Daily Income Treasury Government CL B 4.37% **	33,740	1.08%
	(Cost $33,740)

Total Investment Securities		3,122,706	100.05%
	(Cost $2,787,395)

Liabilities in Excess of Other Assets		(1,582)	-0.05%

Net Assets		$ 3,121,124	100.00%

*Non-Income Producing Securities.

**Variable Rate Security; The Yield Rate shown

represents the rate at June 30, 2006.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  19

Paradigm Select Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2006

Assets:
Investment Securities at Market Value	$ 3,122,706
(Cost - $2,787,395)
Dividend Receivable	2,056
Interest Receivable	120
Total Assets	3,124,882
Liabilities:
Payable to Advisor	3,758
Total Liabilities	3,758
Net Assets	$ 3,121,124
Net Assets Consist of:
Paid In Capital	$ 2,727,368
Accumulated Net Investment Loss	(7,865)
Accumulated Undistributed Realized Gain On Investments - Net	66,310
Unrealized Appreciation in Value
of Investments Based on Cost - Net	335,311
Net Assets, for 128,807 Shares Outstanding	$ 3,121,124
(Unlimited shares authorized, without par value)
Net Asset Value and Offering Price (Note 2) *
Per Share ($3,121,124/128,807 shares)	$ 24.23

Statement of Operations (Unaudited)
For the six months ended June 30, 2006

Investment Income:
Dividends	$ 12,064
Interest	2,664
Total Investment Income	14,728
Expenses:
Investment Advisor Fees	22,593
Total Expenses	22,593

Net Investment Loss	(7,865)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	80,718
Net Change in Unrealized Appreciation on Investments	151,710
Net Realized and Unrealized Gain on Investments	232,428

Net Increase in Net Assets from Operations	$ 224,563

* Redemption price varies on length of time held (Note 2).

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  20

Paradigm Select Fund

Statement of Changes in Net Assets
	(Unaudited)
	1/1/2006		1/1/2005*
	to		to
	6/30/2006		12/31/2005
From Operations:
Net Investment Loss	$ (7,865)		$ (6,182)
Net Realized Gains on Investments	80,718		985
Net Change in Net Unrealized Appreciation	151,710		183,601
Increase in Net Assets from Operations	224,563		178,404
From Distributions to Shareholders:
Net Investment Income	0		0
Net Realized Gain from Security Transactions	0		(9,211)
Change in Net Assets from Distributions	0		(9,211)
From Capital Share Transactions:
Proceeds From Sale of Shares	410,604		2,749,506
Proceeds From Redemption Fees (Note 2)	0		0
Shares Issued on Reinvestment of Dividends	0		9,211
Cost of Shares Redeemed	(35,000)		(406,953)
Net Increase from Shareholder Activity	375,604		2,351,764

Net Increase in Net Assets	600,167		2,520,957

Net Assets at Beginning of Period	2,520,957		0
Net Assets at End of Period (Including Accumulated Net Investment
Income (Loss) of ($7,865) and $0 respectively)	$ 3,121,124		$ 2,520,957
Share Transactions:
Issued	17,338		131,401
Reinvested	0		410
Redeemed	(1,405)		(18,937)
Net Increase in Shares	15,933		112,874
Shares Outstanding Beginning of Period	112,874		-
Shares Outstanding End of Period	128,807		112,874

Financial Highlights

	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2006		1/1/2005*
	to		to
	6/30/2006		12/31/2005

Net Asset Value - Beginning of Period	$ 22.33		$ 20.00
Net Investment Loss ***	(0.06)		(0.08)
Net Gains on Securities (realized and unrealized)	1.96		2.49
Total from Investment Operations	1.90		2.41

Distributions (From Net Investment Income)	0.00		0.00
Distributions (From Capital Gains)	0.00		(0.08)
Total Distributions	0.00		(0.08)
Proceeds from Redemption Fee (Note 2)	0.00		0.00

Net Asset Value - End of Period	$ 24.23		$ 22.33
Total Return ****	8.51%		12.06%

Ratios/Supplemental Data
Net Assets - End of Period	$ 3,121,124		$ 2,520,957

Ratio of Expenses to Average Net Assets	1.50%	**	1.50%
Ratio of Net Investment Loss to Average Net Assets	-0.52%	**	-0.36%

Portfolio Turnover Rate	21.26%		68.56%

* Commencement of operations.

** Annualized.

*** Per share amount calculated using the average shares method.

**** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  21

NOTES TO FINANCIAL STATEMENTS

PARADIGM FUNDS

June 30, 2006

(Unaudited)

1.) ORGANIZATION

The Paradigm Funds (the "Trust”) is an open-end management investment company organized in Ohio as a business trust on September 13, 2002 that may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  The Paradigm Value Fund (“Value”) commenced operations on January 1, 2003. The Paradigm Value Fund's investment objective is long-term capital appreciation. The Paradigm Opportunity Fund (“Opportunity”) and Paradigm Select Fund (“Select”) both commenced operations on January 1, 2005 with long-term capital appreciation as their objective. The Advisor to Value, Opportunity and Select (collectively the “Funds”) is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  Securities that are traded on any exchange, including the NASDAQ, are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the specific identification basis in computing gain or loss on sale of investment securities.  Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of a Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the period ended June 30, 2006 proceeds from redemption fees were $62, $0 and $0 for Paradigm Value Fund, Paradigm Opportunity Fund and Paradigm Select Fund, respectively.

2006 Semi-Annual Report  22

Notes to the Financial Statements (Unaudited) - continued

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sell a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.  For the six month period ended June 30, 2006 no distributions were made to shareholders of any of the Funds.

3.) INVESTMENT ADVISORY AGREEMENT

Each of the Funds had investment advisory agreements (the "Management Agreements") with Paradigm Capital Management, Inc. (the "Company").  On December 16, 2005, the Advisor assumed the obligations of the Company under the Management Agreements.  The Company and the Advisor are controlled by the same shareholders.  Under the terms of the Management Agreements, the Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds.  The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  For its services, the Advisor receives an annual investment management fee of 2.00% of the average daily net assets from both the Paradigm Value Fund and Paradigm Opportunity Fund; and 1.50% of the average daily net assets from the Paradigm Select Fund.  As a result of the above calculation, for the six month period ended June 30, 2006, the Advisor earned management fees totaling $342,761, $33,367 (before the wavier described below) and $22,593 for the Paradigm Value Fund, Paradigm Opportunity Fund and Paradigm Select Fund, respectively. At June 30, 2006, $65,444, $5,186 and $3,758 was due to the Advisor from the Paradigm Value Fund, Paradigm Opportunity Fund and Paradigm Select Fund, respectively. As of September 1, 2005, the Advisor has agreed to waive management fees and/or reimburse the Paradigm Opportunity Fund to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.50% of its daily net assets through May 1, 2007.  A total of $8,342 was waived for the period ended June 30, 2006.  The Advisor pays all operating expenses of the Funds with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary expenses as defined under accounting principles generally accepted in the United States of America.

Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust.  These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Funds.

The Trustees who are not interested persons of the Funds were paid $2,000 for each meeting attended for the six month period ended June 30, 2006 for the Trust.  Under the Management Agreements, the Advisor pays these fees.

2006 Semi-Annual Report  23

Notes to the Financial Statements (Unaudited) – continued

4.) INVESTMENTS

For the six month period ended June 30, 2006, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

                               Paradigm                          Paradigm                         Paradigm

                                  Value                           Opportunity                           Select

                                  Fund                                 Fund                                 Fund

Purchases

                 $24,337,106                       $2,295,884                      $1,072,938

Sales

                 $10,123,420                       $1,550,559                         $629,132

There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, at June 30, 2006 the cost of securities on a tax basis and the composition of  gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

       Paradigm                 Paradigm               Paradigm

                                                          Value                  Opportunity                Select

                                                           Fund                      Fund                      Fund

Cost of Investments

    $34,123,972

           $3,123,558

    $2,787,395

Proceeds from Short Investments

                     $272,647

                       $0

                $0

Gross Unrealized Appreciation

      $7,149,683

 $177,839

       $479,653

Gross Unrealized Depreciation

       ($927,742)             ($194,004)

     ($144,342)

Net Unrealized Appreciation

     on Investments

     $6,221,941

 ($16,165)

       $335,311

5.) CAPITAL SHARES

At June 30, 2006, the Trust was authorized to issue an unlimited number of shares of beneficial interest. The following are the shares issued and paid in capital outstanding for the Funds:

                Paradigm                          Paradigm                       Paradigm

                                           Value                           Opportunity                        Select

                                           Fund                                 Fund                              Fund

Shares Issued

    and outstanding

     908,389

         154,271

          128,807

Paid in Capital

           $34,411,366

    $3,173,672

     $2,727,368

6.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. At June 30, 2006, Charles Schwab & Co., Inc. held through an omnibus account, in aggregate, 25.26% of the Paradigm Value Fund, and therefore  may be deemed to control the Fund. Candace King Weir held, in aggregate, 95.51% of the Paradigm Opportunity Fund, and therefore may be deemed to control the Fund. Also, Candace King Weir held, in aggregate, 27.27% of the Paradigm Select Fund, and therefore may be deemed to control the Fund.

7.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal year 2005 and the six months ended June 30, 2006 were as follows:

PARADIGM VALUE FUND

                                                             (Unaudited)

                                                        Six Months Ended        Fiscal Year Ended

                                                            June 30,2006          December 31, 2005

Ordinary Income

                    $         -

                $            -0-

Short-term Capital Gain

                   -

                        90,235

Long-term Capital Gain

                   -

                      965,905

        $         -

     $1,056,140

PARADIGM OPPORTUNITY FUND

Ordinary Income

                    $         -

                                $   3,538

Short-term Capital Gain

                               -

                                   27,166

Long-term Capital Gain

                   -

                                         -0-

        $         -

       $  30,704

PARADIGM SELECT FUND

Ordinary Income

                    $         -

                   $        -0-

Short-term Capital Gain

                   -

                         9,211

Long-term Capital Gain

                   -

                                         -0-

        $         -

       $    9,211

2006 Semi-Annual Report  24

DISCLOSURE OF EXPENSES (Unaudited)

Shareholders of the Paradigm Funds (the “Funds”) incur ongoing costs. The ongoing costs associated with the Paradigm Value Fund include management fees, interest expense and dividend expense on securities sold short. The ongoing costs associated with the Paradigm Opportunity Fund and Paradigm Select Fund consist solely of management fees.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent.  IRA accounts will be charged an $8.00 annual maintenance fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested in the Funds on  December 31, 2005 and held through June 30, 2006.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period.  Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds.  In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds' shareholder reports.

PARADIGM VALUE FUND

                                                                Expenses Paid

                                                                    Beginning                     Ending                     During the Period*

                                                                Account Value             Account Value             December 31, 2005

                                                            December 31, 2005          June 30, 2006                 to June 30, 2006

Actual                                   $1,000.00                  $1,062.24                           $10.38

Hypothetical                          $1,000.00                  $1,014.73                           $10.14

                        (5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 2.03%, multiplied by the average account value over the period, multiplied by 181/365 ( to reflect the one-half year period).

PARADIGM OPPORTUNITY FUND

                                                                Expenses Paid

                                                                    Beginning                     Ending                     During the Period*

                                                                Account Value             Account Value             December 31, 2005

                                                            December 31, 2005          June 30, 2006                 to June 30, 2006

Actual                                   $1,000.00                     $972.81                             $7.34

Hypothetical                          $1,000.00                  $1,017.36                             $7.50

                        (5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 ( to reflect the one-half year period).

PARADIGM SELECT FUND

                                                                Expenses Paid

                                                                    Beginning                     Ending                     During the Period*

                                                                Account Value             Account Value             December 31, 2005

                                                            December 31, 2005          June 30, 2006                 to June 30, 2006

Actual                                   $1,000.00                  $1,085.09                             $7.75

Hypothetical                          $1,000.00                  $1,017.36                             $7.50

                        (5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 ( to reflect the one-half year period).

2006 Semi-Annual Report  25

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

(Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING GUIDELINES

(Unaudited)

Paradigm Funds Advisor LLC, the Funds’ Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Funds’ web site at www.paradigm-funds.com. It is also included in the Funds’ Statement of Additional Information, which is available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

ADDITIONAL INFORMATION

You will find more information about the Funds at www.paradigm-funds.com.  For shareholder inquiries, please call toll-free in the U.S. at 1-800-239-0732.

2006 Semi-Annual Report  26

Board of Trustees

Carl A. Florio

Lewis Golub

Candace King Weir

Anthony Mashuta

Investment Advisor

Paradigm Funds Advisor LLC

Nine Elk Street

Albany, NY 12207-1002

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Dr., Suite 400

Broadview Hts., OH 44147

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

(FKA Cohen McCurdy Ltd.)

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145-1524

This report is provided for the general information of the shareholders of the Paradigm Funds.  This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By : /s/ Candace King Weir

Candace King Weir

President

Date:  9-8-2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Candace King Weir

Candace King Weir

President

Date:  9-8-2006

By : /s/ Robert A. Benton

Robert A. Benton

Chief Financial Officer

Date:  9-8-2006